Filed pursuant to Rule 497(j)
Registration Nos. 333-182308 and 811-22717

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

August 3, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VI (Registration Nos. 333-182308 and 811-22717)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VI (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Semiconductor ETF, First Trust Nasdaq Transportation ETF, Emerging Markets Equity Select ETF, First Trust S-Network E-Commerce ETF, First Trust Indxx Medical Devices ETF, First Trust S-Network Streaming & Gaming ETF, First Trust Bloomberg Shareholder Yield ETF, First Trust S&P 500 Diversified Dividend Aristocrats ETF, First Trust SMID Capital Strength ETF, First Trust SMID Growth Strength ETF, First Trust Bloomberg R&D Leaders ETF, First Trust New Constructs Core Earnings Leaders ETF and First Trust Balanced Income ETF, each a series of the Registrant. Post-Effective Amendment No. 213, a recent amendment to the Registration Statement and was filed electronically with the Securities and Exchange Commission on July 29, 2026.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures